Note 12 - Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about warrants [text block]
	Average Exercise	Number of	Historical
	Price	Warrants	Fair value

Balance, January 1, 2015	$0.61	30,782,664	$6,458,659
Warrants and compensation warrants exercised	(0.42)	(22,413,431)	(4,444,912)

Balance, December 31, 2015	0.79	8,369,233	2,013,747
Warrants issued	0.39	34,800,000	5,985,378
Warrants and compensation warrants exercised	(0.51)	(3,794,412)	(901,417)
Expired	(1.02)	(4,574,821)	(1,112,330)

Balance, December 31, 2016 and 2017	$0.39	34,800,000	$5,985,378